NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
51 Madison Avenue
New York, NY 10010

May 1, 2025

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: New York Life Investments VP Funds Trust (the “Registrant”)
SEC File Nos. 002-86082 and 811-03833

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 158 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 158 under the Investment Company Act of 1940, which became effective on May 1, 2025.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 973-610-0124.

Very truly yours,

/s/ Thomas C. Humbert, Jr.

Thomas C. Humbert, Jr.
Assistant Secretary